Schedule of Property, Plant and Equipment (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Equipment Schedule Of Property, Plant And Equipment 1			$ 5,631
Equipment Schedule Of Property, Plant And Equipment 2			5,055
Equipment Schedule Of Property, Plant And Equipment 3			576
Equipment Schedule Of Property, Plant And Equipment 1				5,631
Equipment Schedule Of Property, Plant And Equipment 2				3,197
Equipment Schedule Of Property, Plant And Equipment 3				2,434
Equipment Schedule Of Property, Plant And Equipment 1	5,631
Equipment Schedule Of Property, Plant And Equipment 2	5,631
Equipment Schedule Of Property, Plant And Equipment 3	0
Equipment Schedule Of Property, Plant And Equipment 1		5,631
Equipment Schedule Of Property, Plant And Equipment 2		5,055
Equipment Schedule Of Property, Plant And Equipment 3		$ 576